Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity
Equity

10. Equity

Common Stock

Upon closing of the Merger, pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company authorized 500,000,000 shares of common stock with a par value $0.001. As discussed in Note 4, we have retroactively adjusted the shares issued and outstanding prior to May 24, 2021 to give effect to the Exchange Ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted.

The Company sold 65,526 and 0 shares of common stock during the three months ended June 30, 2021 and 2020, respectively, and received gross proceeds of $1,436,274 and $0, respectively. The Company sold 398,647 and 50,844 shares of common stock during the six months ended June 30, 2021 and 2020, respectively, and received gross proceeds of $8,363,132 and $176,990, respectively.

Pursuant to the Merger Agreement, BRPA and EarlyBirdCapital, Inc., the representative of the underwriters of BRPA’s initial public offering (“EBC”), entered into an amendment (“BCMA Amendment Agreement”) to the Business Combination Marketing Agreement, dated as of November 20, 2017 (“BCMA”), by and between BRPA and EBC. The BCMA Amendment Agreement provided that, in lieu of the cash fee payable to EBC pursuant to the BCMA, BRPA will issue to EBC at the Effective Time an aggregate of 200,000 shares of Common Stock and the BCMA (as amended by the BCMA Amendment Agreement) will terminate immediately following the Effective Time. The Company recognized the fair value of the 200,000 shares of Common Stock issued pursuant to the BCMA of $4,850,000 within general and administrative in the Unaudited Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2021.

Preferred Stock

Upon closing of the Merger, pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company authorized 50,000,000 shares of preferred stock with a par value $0.001.

Series A, B-1, and B-1A Preferred Stock

Prior to the Merger, the Company had authorized and issued 1,000,000 shares of Series A convertible preferred stock, 1,050,695 shares of Series B-1 convertible preferred stock, and 316,848 shares of Series B-1A convertible preferred stock, par value of $0.001 per share, which was convertible into one share of common stock for each preferred share (collectively, the “Preferred Stock”) at any time, at the option of the holder. The Preferred Stock were not redeemable and the related stockholders were entitled to a subordinated liquidation preference should NeuroRx liquidate or wind up operations. The preferences also included voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference was $1.00 per share for the Series A convertible preferred stock, $7.58 per share for the Series B-1 convertible preferred stock, and $6.82 per share for the Series B-1A convertible preferred stock, plus any declared but unpaid dividends. Upon an initial public offering or merger under certain conditions the Preferred Stock automatically converted into common stock.

On May 24, 2021, pursuant to the Merger (as described in Note 4), 2,367,543 outstanding shares of Preferred Stock were automatically converted into 7,480,836 shares of common stock pursuant to the Exchange Ratio.

Series B-2 Preferred Stock

In 2020, the Company authorized the issuance of 100,000 shares of Series B-2 Convertible Preferred Stock (the “B-2 Preferred Stock”), par value of $0.001 per share, convertible into one share of common stock for each share of B-2 Preferred Stock held. In March 2020, 4,167 shares of B-2 Preferred Stock were issued. The B-2 Preferred stock were not redeemable and the related stockholders were entitled to a subordinated liquidation preference should NeuroRx liquidate or wind up operations. The preferences also included voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference was $12.00 per share plus any declared but unpaid dividends. The B-2 Preferred Stock could be converted into one share of common stock (subject to adjustments for stock splits, recapitalization) at any time, at the option of the holder. Upon an initial public offering or merger under certain conditions the B-2 Preferred Stock automatically converted into common stock.

On May 24, 2021, pursuant to the Merger (as described in Note 4), 4,167 outstanding shares of B-2 Preferred stock were automatically converted into 13,168 shares of common stock pursuant to the Exchange Ratio.

Common Stock Warrants

On March 28, 2021, NeuroRx issued 3,329,812 fully vested common stock warrants, exercisable at a per share price of $3.19 until they expire on March 27, 2024 to GEM (See Note 8). The fair value on the date of issuance was $60,851,779. Upon issuance, 1,496,216 warrants were immediately exercised generating gross proceeds of $7,500,018. Subsequent to June 30, 2021, GEM exercised the remaining GEM Warrant for the purchase of 1,833,596 shares for gross proceeds of $9,186,316 and the GEM Warrant was extinguished.

The grant date fair value of common stock warrants is determined using the Black Scholes option-pricing model. The Company estimates its expected stock volatility based on historical volatility of publicly traded peer companies. The estimated fair value of common stock is based on sales to third parties. The following assumptions were used during the following periods:

	June 30,	December 31,
	2021	2020
Strike price	$24.25	$3.19
Volatility rate	80.0%	80.0%
Risk-free rate	0.03%-0.32%	0.19%-0.28%
Expected term	0.57-4.42	3.00-5.00
Dividend yield	—	—

Substitute Warrants

In connection with the Merger, each warrant of NeuroRx that was outstanding and unexercised immediately prior to the Effective Time (whether vested or unvested) was assumed by BRPA and converted into the Substitute Warrants, based on the Option Exchange Ratio (of 4.96), and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the former warrant. Each Substitute Warrant will be exercisable for a number of whole shares of Common Stock equal to the product of the number of shares of NeuroRx common stock underlying such NeuroRx warrant multiplied by the Option Exchange Ratio, and the per share exercise price of such Substitute Warrant will be equal to the quotient determined by dividing the exercise price per share of NeuroRx common stock by the Option Exchange Ratio. As discussed in Note 4, this ratio incorporates the achievement of the Earnout Shares Milestone and Earnout Cash Milestone. The incremental shares above the Exchange Ratio (of

3.16) upon exercise would be held back pending the outcome of the contingencies and only released if such are achieved. The percentage of total shares of Common Stock subject to each Substitute Warrant that is vested immediately following the Effective Time will equal the percentage of total shares of NeuroRx common stock subject to each NeuroRx warrant that is vested immediately prior to the Effective Time.

In the event that either the Earnout Shares Milestone or the Earnout Cash Milestone does not occur prior to December 31, 2022, each Substitute Warrant will be adjusted such that the number of shares of Common Stock subject to each adjusted Substitute Warrant, the exercise price per share of each adjusted Substitute Warrant and the aggregate intrinsic value of each adjusted Substitute Warrant will equal the respective number of shares, exercise price per share and aggregate intrinsic value that would have resulted following the adjustment of the applicable underlying Substitute Warrant had the conversion of NeuroRx warrants into the Substitute Warrants been applied using the Exchange Ratio (3.16:1) as adjusted accordingly to reflect the impact of the respective milestone not being met. If neither the Earnout Shares Milestone nor the Earnout Cash Milestone occurs, each Substitute Warrant will be adjusted based on the Exchange Ratio.

If any Substitute Warrants are exercised prior to the earlier of (i) the date that both the Earnout Shares Milestone and Earnout Cash Milestone occur and (ii) December 31, 2022, a sufficient number of shares of Common Stock will be held back pending the applicable adjustment to such Substitute Warrants. Following the determination of that adjustment, NRx Pharmaceuticals will retain any shares forfeited by the warrant holder in connection with the adjustment and return any remaining shares to the warrant holder.

Upon the closing of the Merger, the outstanding and unexercised NeuroRx warrants became warrants to purchase an aggregate 4,909,066 shares of the Company’s common stock with an average exercise price of $2.50 per share. The Company accounted for the Substitute Warrants as a modification of the existing warrants. Incremental fair value, measured as the excess, if any, of the fair value of the modified warrants over the fair value of the original warrants immediately before its terms are modified, is measured based on the fair value of the underlying shares and other pertinent factors at the modification date. The fair value of the original NeuroRx warrants and Substitute Warrants was determined using the Black-Scholes option-pricing model with the following assumptions for each:

	Original Warrants	Substitute Warrants
Strike price	$7.58-$15.84	$1.53-$3.19
Volatility rate	80.0%	80.0%
Risk-free rate	0.03%-0.32%	0.03%-0.32%
Expected term	0.57-4.42	0.57-4.42
Dividend yield	—	—

With respect to warrants held by certain members of our Board of Directors, the Substitute Warrants were determined to be within the scope of ASC 718 and were fully vested at the Effective Date. Further, the Substitute Warrants were determined to contain both service-based and performance-based vesting conditions (i.e., the achievement of the Earnout Cash and/or Earnout Share Milestones). The Company determined it was not probable that the Earnout Cash or Earnout Share Milestone would be met on the Effective Date and at June 30, 2021. Accordingly, the Company will only recognize incremental compensation cost related to the portion of the Substitute Warrants subject to service-based vesting conditions only. The Company will reevaluate the probability of the Earnout Cash and/or Earnout Share Milestones being met and recognize any unamortized incremental compensation cost accordingly in the period during which it becomes probable the milestones will be met. The Company recognized incremental compensation on the modification date totaling $2,330,572 which was recognized in General and administrative in the Unaudited Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2021, respectively. Unamortized compensation costs related to performance-based vesting conditions of the Substitute Warrants as of the modification date was $23,760,993.

With respect to the remaining outstanding warrants, the incremental fair value of the Substitute Warrants of $2,691,799 was recognized as a deemed dividend as the Company concluded there is a transfer of value from the common shareholders to the holders of the Substitute Warrants as the change in the number of underlying shares and the decreased exercise price would result in the common shareholders becoming more diluted if and when the Substitute Warrants are converted. As the Company is in an accumulated deficit position as of the modification date, the resulting deemed dividend is recorded as a reduction of additional paid-in capital with a corresponding offset recorded to additional paid-in capital (i.e., net impact to additional paid-in capital of $0). Further, in the event the Earnout Shares Milestone and Earnout Cash Milestones are met, the Company will recognized an additional deemed dividend of $24,379,657 and $3,068,732, respectively, if and when such conditions are met.

Assumed Public Warrants

Prior to the Merger, the Company had outstanding 3,450,000 Public Warrants. Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $11.50 per share. The Public Warrants became exercisable at the effective time (May 24, 2021) and expire five years after the Effective Time or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	at any time during the exercise period;
●	upon a minimum of 30 days’ prior written notice of redemption;
●	if, and only if, the last sale price of the Company’s common stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

Certain of the above conditions have not been met to redeem the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

Assumed Placement Warrants

Prior to the Merger, the Company had outstanding 136,250 Placement Warrants. The Placement Warrants are identical to the Public Warrants except that the Placement Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. If the Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. The Company classifies the Placement Warrants as derivative liabilities in its Unaudited Condensed Consolidated Balance Sheet as of June 30, 2021. The Company measures the fair value of the warrants at the end of each reporting period and recognizes changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company recognized a gain on the change in fair value of the Placement Warrants for the three and six months ended June 30, 2021 and 2020 of $1,468,649 and $0, respectively. Refer to Note 13 for discussion of fair value measurement of the warrant liabilities.

The following table provides the activity for all warrants for the respective periods.

		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Total Warrants	Term	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2020 (as previously reported)	620,055	11.08	$14.61	$22,127,594
Retroactive application of reverse recapitalization (Note 4)	2,455,415	—	(13.53)	—
Outstanding as of December 31, 2020, effect of Merger (Note 4)	3,075,470	4.34	1.09	150,955,963
Issued	3,329,812	3.00	3.19	111,082,528
Exercised	(1,496,216)		(3.19)	(49,913,766)
Outstanding as of March 31, 2021	4,909,066	3.74	$1.78	$244,574,345
Issued	3,586,250	5.00	11.50	45,724,688
Outstanding as of June 30, 2021	8,495,316	4.09	$24.78	$42,385,824

Assumed Unit Purchase Options

Prior to the Merger, the Company had outstanding options to purchase up to 600,000 Units exercisable at $10.00 per Unit (or an aggregate exercise price of $6,000,000) commencing on the Effective Time. Each Unit consists of one share of Common Stock, one Public Right and one-half of one Public Warrant. Each Public Right will convert into one-tenth (1/10) of one share of Common Stock upon exercise of the Units. The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from November 20, 2017. The option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the Company's registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of common stock at a price below its exercise price.

Conversion of Rights

Prior to the Merger, the Company had outstanding 6,900,000 and 272,500 Public Rights and Placement Rights, respectively. At the Effective Time, each holder of a right received one-tenth (1/10) of one share of Common Stock at the Effective Time, even if the holder of such right redeemed all shares held by it in connection with the Merger, resulting in the issuance of 717,250 shares of Common Stock to holders of such rights. No fractional shares were issued upon conversion of the rights. No additional consideration was required to be paid by a holder of rights in order to receive its additional shares at the Effective Time, as the consideration related thereto has been included in the original unit purchase price paid for by investors in the Company's Initial Public Offering. The shares issuable upon conversion of the rights will be freely tradable (except to the extent held by affiliates of the Company).

8. Equity

Common Stock

On March 1, 2020, the Company’s board of directors authorized an increase to the authorized share capital from 14,060,001 shares of common stock to 20,000,000 shares of common stock with a par value of $0.001 per share.

The Company sold 171,796 and 536,354 shares of common stock during the years ended December 31, 2020 and 2019, respectively and received gross proceeds of $2,579,114 and net proceeds of $5,802,002, respectively. The Company issued 9,500 shares of common stock with a fair value of $144,875 in settlement of accounts payable worth $103,258, and recognized a loss of $41,617 for the difference during the year ended December 31, 2020 and did not issue any such shares during the year ended December 31, 2019.

Preferred Stock

Series A, B-1, and B-1A Preferred Stock

The Company has authorized and issued 1,000,000 shares of Series A convertible preferred stock, 1,050,695 shares of Series B-1 convertible preferred stock, and 316,848 shares of Series B-1A convertible preferred stock, par value of $0.001 per share, convertible into one share of Common Stock for each preferred share (collectively, the “Preferred Stock”) at any time, at the option of the holder. The Preferred Stock are not redeemable and the related stockholders are entitled to a subordinated liquidation preference should the Company liquidate or wind up operations. The preferences also include voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference is $1.00 per share for the Series A convertible preferred stock, $7.58 per share for the Series B-1 convertible preferred stock, and $6.82 per share for the Series B-1A convertible preferred stock, plus any declared but unpaid dividends. Upon an initial public offering or merger under certain conditions the Preferred Stock will automatically convert into common stock.

Series B-2 Preferred Stock

In 2020, the Company authorized the issuance of 100,000 shares of Series B-2 Convertible Preferred Stock, par value of $0.001 per share, convertible into one share of Common Stock for each share of Series B-2 Convertible Preferred Stock held. In March 2020, 4,167 Series B-2 stock were issued. The Series B-2 Preferred stock are not redeemable and the related stockholders are entitled to a subordinated liquidation preference should the Company liquidate or wind up operations. The preferences also include voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference is $12.00 per share plus any declared but unpaid dividends. The B-2 Convertible Preferred shares can be converted into one share of Common Stock (subject to adjustments for stock splits, recapitalization) at any time, at the option of the holder. Upon an initial public offering or merger under certain conditions the Series B-2 Preferred Stock will automatically convert into common stock.

Common Stock Warrants

On January 31, 2019, the Company issued 8,846 fully vested common stock warrants, exercisable at a per share price of $11.00 until they expire on January 30, 2024, to a vendor for financial advisory services provided in connection with the sale of the Company’s common stock. The fair value on the date of issuance was $7.16 per warrant for a total fair value of $63,337.

On July 6, 2020, the Company issued 4,000 fully vested common stock warrants, exercisable at a per share price of $15.25 until they expire on July 5, 2023, to a vendor for financial advisory services provided in connection with the sale of the Company’s common stock. The fair value on the date of issuance was $7.63 per warrant for a total fair value of $30,536.

On July 15, 2020, the Company issued 279,291 fully vested common stock warrants, exercisable at a per share price of $15.25 until they expire on July 14, 2025, to a board member. The fair value on the date of issuance was $9.63 per warrant for a total fair value of $2,689,684.

On October 23, 2020, the Company issued 139,645 and 139,645 fully vested common stock warrants, exercisable at a per share price of $15.25 until they expire on October 22, 2025, to a board member, respectively. The fair value on the date of issuance was $9.64 per warrant for a total fair value of $2,693,221.

The following table provides the activity in warrants for the respective periods.

		Weighted
		Average	Weighted
		Remaining	Average	Average
	Total Warrants	Term	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2018	48,627	2.88	$7.90	$—
Issued	8,846	5.00	11.00	—
Outstanding as of December 31, 2019	57,473	2.22	$8.38	$—
Issued	562,581	4.99	15.25	20,112,271
Outstanding as of December 31, 2020	620,054	11.08	$14.61	$22,127,594

The grant date fair value of common stock warrants is determined using the Black Scholes option-pricing model. The Company is a private company and estimates its expected stock volatility based on historical volatility of publicly traded peer companies. The estimated fair value of the Company’s common stock is based on sales to third parties. The following assumptions were used during the following periods:

	December 31,
	2020	2019
Strike price	$15.25	$11.00
Volatility rate	80.0%	80.0%
Risk-free rate	0.19%-0.28%	2.40%
Expected term	3.00-5.00	5.00
Dividend yield	—	—